INVESTMENT PROPERTIES - Fair Value of Investment Properties (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 5,250	$ 5,809	$ 6,378
Land not being used for operation
Disclosure of detailed information about investment property [Line Items]
Investment properties	403	418
Office buildings for rent
Disclosure of detailed information about investment property [Line Items]
Investment properties	130	200
Warehouse
Disclosure of detailed information about investment property [Line Items]
Investment properties	4,621	5,096
Land leasehold right
Disclosure of detailed information about investment property [Line Items]
Investment properties	86	95
Other
Disclosure of detailed information about investment property [Line Items]
Investment properties	10	0
Fair value | Land not being used for operation
Disclosure of detailed information about investment property [Line Items]
Investment properties	10,322	10,528
Fair value | Office buildings for rent
Disclosure of detailed information about investment property [Line Items]
Investment properties	1,995	2,444
Fair value | Warehouse
Disclosure of detailed information about investment property [Line Items]
Investment properties	5,291	5,658
Fair value | Land leasehold right
Disclosure of detailed information about investment property [Line Items]
Investment properties	158	173
Fair value | Other
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 11	$ 0